DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
DEBT
Schedule of debt

Issuance Date	Gross Proceeds	Conversion Price	Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
1/25/2025	$250,000	$1.10	90-days	180-days
1/22/2025	50,000	$1.10	90-days	180-days
1/23/2025	100,000	$1.10	90-days	180-days
1/25/2025	150,000	$1.10	90-days	180-days
1/26/2025	50,000	$1.10	90-days	180-days
1/29/2025	1,000,000	$1.10	90-days	180-days
2/4/2025	150,000	$1.10	90-days	180-days
2/11/2025	50,000	$1.10	90-days	180-days
3/5/2025	200,000	$1.15	90-days	365-days
3/17/2025	250,000	$1.00	30-days	30-days
3/17/2025	250,000	$1.10	30-days	30-days
3/24/2025	30,000	$1.15	90-days	365-days
4/1/2025	100,000	$1.15	90-days	365-days
4/1/2025	150,000	$0.60	90-days	180-days
4/4/2025	20,000	$1.15	90-days	365-days
4/8/2025	100,000	$1.15	90-days	365-days
5/26/2025	156,000	Variable*	180-days	210-days
6/9/2025	500,000	$0.25	210-days	210-days
7/11/2025	500,000	$0.25	210-days	210-days
8/5/2025	200,000	$0.25	210-days	210-days
8/17/2025	200,000	$0.25	210-days	210-days
8/29/2025	500,000	$0.25	210-days	210-days
9/10/2025	500,000	$0.25	210-days	210-days
	$5,456,000

* From issuance until day 180, the Note’s outstanding principal and accrued interest are convertible, at the holder’s option, into common shares at a price equal to 90% of the lowest daily VWAP of the Company’s common stock during the three trading days immediately preceding the conversion date.

Schedule of future maturities for debt

Year	Amount
2025	$7,232,271
2026	278,654
2027	113,326
2028	80,385
2029	56,883
Thereafter	774,417
Total	$8,535,936

Business Loan and Security Agreement
DEBT
Schedule of debt

				Maturity Date
				(from issuance
Loan	Loan Date	Gross Proceeds	December 31, 2024	date)	Interest rate
May 2024 BLS Agreement	5/14/2024	$100,000	$56,896	18-months	25.0%
July 2024 BLS Agreement	7/31/2024	50,000	37,917	18-months	25.0%
August 2024 BLS Agreement	8/06/2024	100,000	65,449	12-months	25.0%
Total		$250,000	$160,262

Seller Notes
DEBT
Schedule of debt

	Annual
Date of Note	Interest Rate	Maturity Date	Secured by	Principal	December 31, 2024	December 31, 2023
12/01/2020	6.0%	November 2025	Mortgage of certain real property which has a book value of $200,000 as of December 31, 2024	$200,000	$41,283	$83,810
06/18/2021	6.0%	May 2026	Equity securities of acquired company owned by ConnectM	225,000	—	124,627
01/01/2022	5.0%	December 2026	Equity securities of acquired company owned by ConnectM	200,000	66,820	117,367
01/01/2022	5.0%	December 2026	Equity securities of acquired company owned by ConnectM	200,000	66,820	117,367
02/15/2022	4.4%	February 2025	Equity securities of acquired company owned by ConnectM	600,000	200,000	400,000
05/31/2022	6.0%	July 2026	Equity securities of acquired company owned by ConnectM	649,000	291,973	462,531
12/28/2022	6.0%	February 2028	Equity securities of acquired company owned by ConnectM	900,000	65,449	768,063
					$1,434,959	$2,073,765

Non-related party
DEBT
Schedule of debt

Description	2024	2023
Secured Promissory Notes	$4,250,000	$7,410,000
Small Business Administration Loans	762,322	768,956
Paycheck Protection Program Loans	17,543	59,350
Promissory Note	79,000	—
Vehicle Notes	425,790	497,957
Seller Notes	1,434,959	2,073,765
Avanti Notes	179,910	85,437
Real Estate Promissory Note	370,000	370,000
Business Loan and Security Agreement	160,262	—
Sale of Future Receipts	856,150	1,938,257
Total	$8,535,936	$13,118,285
Less: debt issuances costs	(212,772)	(32,224)
Less: notes payable, current portion	(7,019,499)	(11,935,580)
Notes payable, net of debt issuance costs and current portion	$1,303,665	$1,150,481